Private Placement - Additional Information (Detail) - Placement Warrant [Member]	Dec. 31, 2020 USD ($) $ / shares shares
Private Placement (Textual)
Aggregate amount of purchased warrants | shares	7,175,000
Purchase price of warrants | $ / shares	$ 1.00
Aggregate amount of purchased warrants value | $	$ 7,175,000